ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 - ORGANIZATION AND BUSINESS

Intelligent Living Application Group Inc. (“ILA”) and its consolidated subsidiaries (collectively referred to as the “Company”) manufacture and sell door locksets. The Company sells its door locksets primarily to customers in the United States of America (“US”) and Canada.

ILA is a holding company incorporated in the Cayman Islands on July 17, 2019, under the Cayman Islands Companies Act as an exempted company with limited liability. ILA has no substantive operations other than holding all of the outstanding share capital of Intelligent Living Application Group Limited (“ILA BVI”). ILA BVI was established under the laws of the British Virgin Islands (“BVI”) on March 19, 2014; and it is a company holding all of the outstanding equity of Kambo Hardware Limited, Kambo Locksets Limited, Bamberg (HK) Limited, Hing Fat Industrial Limited and Dongguan Xingfa Hardware Products Co., Ltd.

On July 15, 2022, the Company closed its initial public offering (“IPO”) of 506,000 ordinary shares, par value $0.001 per share, priced at $40.00 per share. The gross proceeds from the IPO were $20.24 million, before deducting underwriting discounts and other related expenses. The ordinary shares of the Company began trading on the Nasdaq Capital Market on July 13, 2022 under the ticker symbol “ILAG.”

On December 15, 2025, the Company held an extraordinary general meeting of the Company (the “Meeting”). At the Meeting, the shareholders of the Company approved to effect a share consolidation/reverse stock split of all the issued and outstanding and authorized and unissued ordinary shares (the “ordinary shares”) and preferred shares including Series A and Series B preferred shares (the “preferred shares”) of the Company be consolidated with a corresponding increase in the par value of the Company’s ordinary shares and Preferred Shares (collectively, the “shares”), at any one time or multiple times during a period of up to one year after the date of the approval of the authorization of share consolidations by the shareholders of the Company, at the exact consolidation ratio and effective time as the Board of Directors of the Company (the “Board”) may determine from time to time in its absolute discretion provided that the accumulative consolidation ratio for all such share consolidation(s) shall not be more than 1:200 (the “Range”), to be determined by the Company’s Board in its sole discretion. (the “Share Consolidation”).

On December 20, 2025, the Board approved a one-for-ten (1-for-10) Share Consolidation, resulting in the rounding up of 26 fractional shares. The Company’s Ordinary Shares began  to trade on the NASDAQ Stock Market on the post-consolidation basis under the symbol “ILAG” on December 30, 2025. The pre-split number of Ordinary Shares outstanding is 20,769,483 with a par value of $0.0001 and the post-split number of Ordinary Shares outstanding is  approximately 2,076,974 with a par value of $0.001. The new CUSIP number for the Company’s Ordinary Shares post-consolidation is G4804S119. The Share Consolidation is primarily being effectuated to comply with Nasdaq Marketplace Rule 5550(a)(2) related to the minimum bid price per share of the Company’s ordinary shares.

The  pre-split number of Series A preferred shares outstanding is 2,000,000 with a par value of $0.0001 and the post-split number of Series A preferred shares outstanding is  approximately 200,000 with a par value of $0.001. The pre-split number of Series B preferred shares outstanding is 10,000,000 with a par value of $0.0001 and the post-split number of Series B preferred shares outstanding will be  approximately 1,000,000 with a par value of $0.001.

All references in this report to share and per share data have been adjusted, including historical data which have been retroactively adjusted, to give effect to the share consolidation/reverse stock split unless specified otherwise.

Below is a summary of legal entities controlled by ILA after the reorganization.

	Date of	Place of
Legal Entity	incorporation	incorporation	Principal activities
Intelligent Living Application Group Inc.	July 17, 2019	Cayman Islands	Holding company

Intelligent Living Application Group Limited	March 19, 2014	BVI	Intermediate holding company

Kambo Locksets Limited	March 26, 2014	Hong Kong, PRC	Sale of door locksets to US and Canadian market

Kambo Hardware Limited	February 25, 2015	Hong Kong, PRC	Sale of locksets and related hardware to other markets

Bamberg (HK) Limited	June 24, 2016	Hong Kong, PRC	Sale of self-branded door locksets

Hing Fat Industrial Limited	March 23, 2009	Hong Kong, PRC	Designs door locksets; holding company of Dongguan Xingfa

Dongguan Xingfa Hardware Products Co., Ltd.	August 6, 1993	The People Republic of China (the “PRC”)	Manufactures door locksets